Pensions and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Changes in plan assets:
Company contributions	$ 9.4	$ 40.0	$ 11.4
Canadian Defined Benefit Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	113.3	125.7
Fair value of plan assets at end of year	105.6	107.1
Funded status of the plans	(7.7)	(18.6)
Components of net periodic benefit cost:
Service cost	0.5	1.3
Interest cost	4.2	5.0
Expected return on plan assets	(5.8)	(6.2)
Amortization of net actuarial loss	1.3	1.7
Net periodic benefit cost	0.2	1.8
Changes in plan assets:
Company contributions	5.4	5.0
Participant contributions	0.1	0.4
Benefits paid	(8.6)	(9.4)
Actual return on plan assets	10.6	8.7
Foreign currency translation	(8.9)	(2.1)
Canadian Other Postretirement Benefit Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	11.4	13.5
Fair value of plan assets at end of year	0	0
Funded status of the plans	(11.4)	(13.5)
Components of net periodic benefit cost:
Service cost	0	0
Interest cost	0.5	0.6
Expected return on plan assets	0	0
Amortization of net actuarial loss	0	0
Net periodic benefit cost	0.5	0.6
Changes in plan assets:
Company contributions	0.8	0.9
Participant contributions	0	0
Benefits paid	(0.8)	(0.9)
Actual return on plan assets	0	0
Foreign currency translation	$ 0	$ 0